Property, Plant and Equipment, Net - Property, Plant and Equipment, Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 4,666	$ 5,505
Less accumulated depreciation	(2,314)	(2,583)
Property, plant and equipment, net of accumulated depreciation	2,352	2,922	$ 1,123
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	111	160
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,153	854
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life (in years)	9 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life (in years)	50 years
Machinery and Installations [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 3,006	4,156
Machinery and Installations [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life (in years)	2 years
Machinery and Installations [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life (in years)	10 years
Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 278	227
Other Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life (in years)	1 year
Other Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life (in years)	5 years
Prepayments and Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 118	$ 108